Note 15 - Shareholders' Capital	6 Months Ended
Sep. 30, 2019
Statement Line Items [Line Items]
Disclosure of issued capital [text block]
15.	SHAREHOLDERS’ CAPITAL

Just Energy is authorized to issue an unlimited number of common shares and
50,000,000
preference shares issuable in series, both with
no
par value. Shares outstanding have
no
preferences, rights or restrictions attached to them.

Details of issued and outstanding shareholders’ capital are as follows:

	Six months ended		Year ended
	Sept. 30, 2019		March 31, 2019
	Shares	Amount	Shares	Amount
Common shares:

Issued and outstanding
Balance, beginning of period	149,595,952	$1,088,538	148,394,152	$1,079,055
Share-based awards exercised	1,806,664	10,031	1,201,800	9,483
Balance, end of period	151,402,616	$1,098,569	149,595,952	$1,088,538

Preferred shares:

Issued and outstanding
Balance, beginning of period	4,662,165	$146,965	4,323,300	$136,771
Shares issued for cash	-	-	338,865	10,447
Preferred shares issuance cost	-	-	-	(253)
Balance, end of period	4,662,165	$146,965	4,662,165	$146,965

Shareholders' capital	156,064,781	$1,245,534	154,258,117	$1,235,503